Recent Accounting Pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue earned	$ 755,763,000	$ 431,178,000	$ 550,543,000
Increase in cost of goods and services sold	360,576,000	77,368,000	53,604,000
Other current assets (note 2)	17,943,000	0
Decrease in accounts receivable	(17,365,000)	(19,288,000)
ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in cost of goods and services sold	292,600,000
Cumulative impact to opening equity					$ 0
Other current assets (note 2)	17,900,000
Decrease in accounts receivable	17,900,000
ASU 2016-02 | Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset				$ 11,000,000
Lease liability				$ 11,000,000
Voyage charter
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue earned	651,388,000	$ 125,774,000	$ 90,032,000
Voyage charter | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue earned	$ 292,600,000